UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       June 30, 2008
                                               ------------------------


Check here if Amendment [     ]; Amendment Number:
                                                   -------------
     This Amendment (Check only one.):  [   ]   is a restatement.
                                        [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Cambridge Investments, Ltd.
Address:      802 West Broadway
              Jackson, Wyoming  83001


Form 13F File Number: 28-06432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    John R. Tozzi
Title:   President
Phone:   (307) 733-8229

Signature, Place, and Date of Signing:

/s/ John R. Tozzi                Jackson, Wyoming              August 5, 2008
-----------------                ----------------              --------------
  [Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

1.       Cambridge Investment Partners, LLC

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:             1
                                            ---------

Form 13F Information Table Entry Total:        18
                                           ----------

Form 13F Information Table Value Total:     $304,689.45
                                            (thousands)




List of Other Included Managers:

1.       Cambridge Investment Partners, LLC

                                                                         Shrs or
                                   Title of                Market Value    Prn   Sh/  Put/  Investment     Other   Voting Authority
Name of Issuer                      Class      Cusip         (*1000)       Amt   Prn  Call   Discretion  Managers  Sole Shared  None
------------------------------------------------------------------------------------------------------------------------------------
APACHE CORP                         COM      37411105       5,352.89     38,510   Sh          DEFINED       1      38,510
CAMERON INTERNATIONAL CORPORATION   COM      13342B105     29,833.76    539,002   Sh          DEFINED       1     539,002
DIAMOND OFFSHORE DRILLING INC       COM      25271C102     10,260.18     73,740   Sh          DEFINED       1      73,740
ENSCO INTERNATIONAL INC             COM      26874Q100     11,100.78    137,488   Sh          DEFINED       1     137,488
HALLIBURTON CO                      COM      406216101     32,204.15    606,824   Sh          DEFINED       1     606,824
HELIX ENERGY SOLUTIONS GROUP INC    COM      42330P107     11,171.14    268,279   Sh          DEFINED       1     268,279
HELMERICH & PAYNE INC               COM      423452101     10,607.83    147,290   Sh          DEFINED       1     147,290
NATIONAL-OILWELL INC                COM      637071101     24,096.35    271,600   Sh          DEFINED       1     271,600
RANGE RES CORP                      COM      75281A109      6,901.36    105,300   Sh          DEFINED       1     105,300
SCHLUMBERGER LTD                    COM      806857108     25,015.18    232,851   Sh          DEFINED       1     232,851
SMITH INTERNATIONAL INC             COM      832110100      6,799.69     81,786   Sh          DEFINED       1      81,786
SOUTHWESTERN ENERGY CO              COM      845467109     17,111.32    359,406   Sh          DEFINED       1     359,406
ULTRA PETROLEUM CORP                COM      903914109     15,039.04    153,147   Sh          DEFINED       1     153,147
XTO ENERGY INC                      COM      98385X106      5,337.61     77,910   Sh          DEFINED       1      77,910
NABORS INDUSTRIES LTD               SHS      G6359F103     10,057.69    204,300   Sh          DEFINED       1     204,300
NOBLE DRILLING CORP                 SHS      G65422100     22,635.70    348,456   Sh          DEFINED       1     348,456
TRANSOCEAN INC NEW                  SHS      G90073100     33,128.67    217,394   Sh          DEFINED       1     217,394
WEATHERFORD INTERNATIONAL LT        COM      G95089101     28,036.10    565,358   Sh          DEFINED       1     565,358
                                                          304,689.45